UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Moon Capital Management LP
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Address:   499 Park Avenue
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           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John W. Moon
           -------------------------------------------------------
Title:     Managing Member of JWM Capital LLC, its general partner
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Phone:     (212) 652-4500
           -------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ John W. Moon           New York, NY                    2/14/08
       ------------------------   ------------------------------  -------




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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        29
                                               -------------

Form 13F Information Table Value Total:        $128,646
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.             Form 13F File Number        Name
   1               028-12268                   JWM Capital LLC
   2               028-12267                   John W. Moon
---------          ------------              -----------------------------




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                        Moon Capital Management, LP - FORM 13F Information Table as of 12/31/2007

                                                                                                                    VOTING
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER          AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION  MANAGERS     SOLE    SHARED NONE
------------------------------- --------------- --------- -------- --------- --- ---- ----------  --------  ---------- ------ ----
AMERICA MOVIL SA DE CV          SPON ADR L SHS  02364W105   2,437     39,700 SH         DEFINED      1,2       39,700
CIA VALE DO RIO DOCE            SPON ADR PFD    204412100  11,242    401,813 SH         DEFINED      1,2      401,813
CNOOC LTD                       SPONSORED ADR   126132109   1,741     10,400 SH         DEFINED      1,2       10,400
COMCAST CORP-CL A               CL A            20030N101   1,059     58,000 SH         DEFINED      1,2       58,000
COOPER TIRE & RUBBER            COM             216831107   8,210    495,200 SH         DEFINED      1,2      495,200
COPA HOLDINGS SA                CL A            P31076105   2,611     69,500 SH         DEFINED      1,2       69,500
DELL INC                        COM             24702R101   3,676    150,000 SH         DEFINED      1,2      150,000
EMC CORP/MASS                   COM             268648102     731     39,500 SH         DEFINED      1,2       39,500
FEDEX CORP                      COM             31428X106   8,346     93,598 SH         DEFINED      1,2       93,598
GOODYEAR TIRE & RUBBER          COM             382550101  11,663    413,300 SH         DEFINED      1,2      413,300
GRAVITY CO LTD                  SPON ADR SER B  38911N107   6,045  1,943,864 SH         DEFINED      1,2    1,943,864
GRUPO AEROPORTUARIO             SPON ADR B      400506101     446     10,000 SH         DEFINED      1,2       10,000
JABIL CIRCUIT INC               COM             466313103     763     50,000 SH         DEFINED      1,2       50,000
JOHNSON CONTROLS INC            COM             478366107   6,783    188,231 SH         DEFINED      1,2      188,231
NII HOLDINGS INC                CL B NEW        62913F201   2,507     51,900 SH         DEFINED      1,2       51,900
NUCOR CORP                      COM             670346105   4,272     72,141 SH         DEFINED      1,2       72,141
SANDISK CORP                    COM             80004C101   1,824     55,000 SH         DEFINED      1,2       55,000
SILICON MOTION TECHNOLOGIES     SPONSORED ADR   82706C108   5,930    333,538 SH         DEFINED      1,2      333,538
TELE NORTE LESTE PART           SPON ADR PFD    879246106     491     25,500 SH         DEFINED      1,2       25,500
TERNIUM SA                      SPON ADR        880890108  12,579    313,619 SH         DEFINED      1,2      313,619
THE9 LTD                        ADR             88337K104     788     37,000 SH         DEFINED      1,2       37,000
TRW AUTOMOTIVE HOLDINGS CORP    COM             87264S106   5,265    251,948 SH         DEFINED      1,2      251,948
VOTORANTIM CELULOSE E PAPEL SA  SPON ADR        92906P106   7,546    253,156 SH         DEFINED      1,2      253,156
ENTROPIC COMMUNICATIONS         COM             29384R105     728    100,000 SH         DEFINED      1,2      100,000
FLEXTRONICS INTL LTD            ORD             Y2573F102   3,022    250,588 SH         DEFINED      1,2      250,588
NOVELLUS SYSTEMS INC            COM             670008101   5,514    200,000 SH  CALL   DEFINED      1,2      200,000
PERFECT WORLD CO LTD            SPON ADR REP B  71372U104   9,652    346,222 SH         DEFINED      1,2      346,222
TRINA SOLAR LTD                 COM             89628E104   1,614     30,000 SH  CALL   DEFINED      1,2       30,000
YINGLI GREEN ENERGY HOLD        COM             98584B103   1,161     30,000 SH  CALL   DEFINED      1,2       30,000

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